Summary of Significant Accounting Policies - Credit Loss Rollforward (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 26	$ 46	$ 46	$ 40	$ 41
Provision charged to expense	6	$ 3	28	21	22
Deductions			(48)	(15)	(23)
Ending balance	$ 28		$ 26	$ 46	$ 40